Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Disclosure of trade and other receivables [text block]

Receivables

Non-current receivables

Non-current receivables are associated mainly with customer financing in Diagnosis & Treatment businesses amounting to EUR 44 million (2017: EUR 47 million), for Signify indemnification amounting to EUR 59 million and insurance receivables in Other in the US amounting to EUR 41 million (2017: EUR 47 million).

Current receivables

Current receivables at December 31, 2018 included accounts receivable net of EUR 3,805 million, accounts receivable other of EUR 203 million and accounts receivable from investments in associates of EUR 27 million.

The accounts receivable, net, per segment are as follows:

Philips Group

Accounts receivables-net

in millions of EUR

2017 - 2018

	2017	2018
Diagnosis & Treatment	1,489	1,601
Connected Care & Health Informatics	706	723
Personal Health	1,341	1,411
Other	72	70
Accounts receivable-net	3,609	3,805

The aging analysis of accounts receivable, net, is set out below:

Philips Group

Aging analysis

in millions of EUR

2017 - 2018

	2017	2018
current	3,046	3,222
overdue 1-30 days	256	228
overdue 31-180 days	242	270
overdue > 180 days	63	85
Accounts receivable-net	3,609	3,805

The above net accounts receivable represent current and overdue but not fully impaired receivables.

The changes in the allowance for doubtful accounts receivable are as follows:

Philips Group

Allowance for accounts receivable

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	301	318	215
Additions charged to expense	76	41	28
Deductions from allowance [1]	(64)	(36)	(28)
Transfer to assets held for sale		(92)
Other movements	5	(16)	(21)
Balance as of December 31	318	215	194
[1] Write-offs for which an allowance was previously provided.

The allowance for doubtful accounts receivable has been primarily established for receivables that are past due.

Included in the above balances as per December 31, 2018 are allowances for individually impaired receivables of EUR 181 million (2017: EUR 197 million; 2016: EUR 289 million). .

Contract assets

Current contract assets were EUR 232 million per December 31, 2018 (2017: EUR 171 million).

The contract assets increased with EUR 61 million. The year-on-year change is mainly driven by timing differences between billing terms and services provided.